ACQUISITIONS AND DISPOSITIONS - Other Disposition (Narrative) (Details) $ in Millions	1 Months Ended
Dec. 31, 2016 CAD ($)
Other miscellaneous non-core assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds	$ 286